Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2024
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
3	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Company’s accounting policies, which are described in Note 2 to the financial statements, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods.

Critical judgements in applying the Company’s accounting policies

There are no critical judgements, apart from those involving estimation (see below) that the management has made in the process of applying the Company’s accounting policy and that has the most significant effect on the amounts recognised in the financial statements.

Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are disclosed below:

Fair value measurement of unquoted shares (Note 4 and 5)

In determining the fair value of the unquoted shares, the Company relies on the net asset values of the investee companies or independent valuation report.

The availability of observable inputs can vary from investment to investment. For certain investments classified under Level 3 of the fair value hierarchy, the valuation could be based on models or inputs that are less observable or unobservable in the market and the determination of the fair values require significant judgement. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to occurrence of future events which could not be reasonably determined as at the balance sheet date.

Provision for allowance for ECL for trade receivables, other receivables and loan receivables

The Company uses a provision matrix to calculate ECLs for trade receivables, other receivables and loan receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns.

The provision matrix is initially based on the Company’s historical observed default rates. The Company will calibrate the matrix to adjust historical credit loss experience with forward- looking information. At every reporting date, historical default rates are updated and changes in the forward-looking estimates are analysed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Company’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future.

The carrying amount of the Company’s trade receivables, net of allowance, other receivables, net of allowance and loan receivables, net of allowance as at December 31, 2024 are RM16,034,137, RM69,844,026 and RM75,307,561 (2023: RM11,291,476, RM13,068,732 and RM36,576,536), respectively.

Depreciation of plant and equipment

The Company depreciates plant and equipment over their estimated useful lives after taking into account their estimated residual values. The estimated useful life reflects management’s estimate of the period that the Company intends to derive future economic benefits from the use of the Company’s plant and equipment. Changes in the expected level of usage and technological developments could affect the economics, useful lives and the residual values of these assets which could then consequentially impact future depreciation charges.

The carrying amount of the Company’s plant and equipment as at December 31, 2024 are RM 2,561,914 (2023: RM 3,198,123).

Fair value of warrant liabilities

The Company accounts the warrants as financial liabilities in accordance with IFRS 9 Financial Instruments and IFRS 13 Fair Value Measurement, where the terms of the instruments do not meet the criteria for classification as equity under IAS 32 Financial Instruments: Presentation. The warrants are not considered equity instruments because they are cash-settled and include features such as anti-dilution provisions, which prevent them from being considered as “fixed-for-fixed” equity instruments.

These warrant liabilities are initially measured at fair value on the date of issuance. After initial recognition, the warrant liabilities are remeasured at fair value at each reporting period, with changes in fair value recognized through profit or loss in accordance with IFRS 9 Financial Instruments.

Fair value of warrant liabilities are determined using Black Scholes option pricing model as valuation technique, which is suitable for instruments with complex features, including anti-dilution adjustments. Key valuation inputs include the Company’s share price, expected volatility, time to expiry, risk-free interest rate, and dividend yield, if applicable.

The warrant liabilities are classified as Level 3 in the fair value hierarchy as defined by IFRS 13, due to the use of significant unobservable inputs. The Company reviews the classification and valuation approach at each reporting date to ensure continued compliance with IFRS.